Intangible Assets - Schedule of Intangible Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ 7,157	₩ 7,057	₩ 6,370	₩ 3,869
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,310	1,784	2,780	1,938
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,089	883	626	545
License fee
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,730	4,362	2,678	1,351
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	28	28	₩ 286	₩ 35
Acquisition price
Disclosure of detailed information about intangible assets [line items]
Intangible assets	30,669	28,478
Acquisition price | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	18,703	16,536
Acquisition price | Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,093	1,746
Acquisition price | License fee
Disclosure of detailed information about intangible assets [line items]
Intangible assets	8,764	9,087
Acquisition price | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,109	1,109
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(23,512)	(21,421)
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(15,393)	(14,752)
Accumulated amortization | Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1,004)	(863)
Accumulated amortization | License fee
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(6,034)	(4,725)
Accumulated amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ (1,081)	₩ (1,081)